Common Stock and Additional Paid-in Capital (Tables)	12 Months Ended
Dec. 31, 2017
Common Stock and Additional Paid-in Capital [Abstract]
Common Stock and Additional Paid-in Capital
	Number of non vested shares	Weighted average grant date fair value per non vested shares

Balance December 31, 2015	44	$99,360.00
Forfeited	(17)	92,736.00
Vested	(16)	114,356.00
Balance December 31, 2016	11	$87,032.00
Granted	12,000	25.56
Vested	(12,011)	105.24
Balance December 31, 2017	-	$-

	Number of vested shares	Weighted average grant date fair value per vested shares

As at December 31, 2015	66	$139,380.00
Vested shares granted in prior years	16	114,356.00
Granted and vested shares in prior years, but cancelled during 2016	(45)	124,384.00
As at December 31, 2016	37	$146,648.00
Vested shares granted in prior years	11	87,032.00
Vested shares granted in 2017	12,000	25.56
As at December 31, 2017	12,048	$558.94